Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Carrying value and unamortized discount on December [Table Text Block]
The carrying value, accretion and unamortized discount of the December 2024 Notes were as follows:

(in thousands)	December 31, 2019

Principal amount of the December 2024 Notes	$11,500
Unamortized discount of liability component	(1,200)
Net carrying value of the December 2024 Notes	$10,300

Schedule of interest expense for December 2024 Notes [Table Text Block]
Interest expense for the December 2024 Notes included in the Company’s Consolidated Statement of Operations was as follows:

Year Ended
(in thousands)	December 31, 2019

Contractual coupon interest	$598
Accretion Interest on outstanding principal	517
Amortization of debt issuance costs	53
Amortization of conversion feature	350
Total	$1,518

Schedule of carrying value and unamortized discount on December 2021 Notes [Table Text Block]
The carrying value and unamortized discount of the December 2021 Notes were as follows:

(in thousands)	December 31, 2019	December 31, 2018

Principal amount of the December 2021 Notes	$19,170	$150,000
Unamortized discount of liability component	(2,220)	(25,356)
Net carrying value of the December 2021 Notes	$16,950	$124,644

Schedule of convertible and non-recourse notes activity
Schedule of interest expense for February 2018 Notes [Table Text Block]
Interest expense for the February 2018 Notes on the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017

Contractual coupon interest	$—	$422	$5,058
Amortization of debt issuance costs	—	88	1,022
Amortization of debt discount	—	293	3,449
Total	$—	$803	$9,529

Schedule of interest expense for December 2021 Notes [Table Text Block]
Interest expense for the December 2021 Notes included in the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Contractual coupon interest	$3,390	$4,125
Amortization of debt issuance costs	64	76
Amortization of debt discount	459	542
Amortization of conversion feature	5,973	6,611
Total	$9,886	$11,354